Financial Instruments and Risk Management - Market Risk Sensitivity Analysis (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Sensitivity analysis, increase | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ 1,000,000
Sensitivity analysis, increase | Crude oil price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ 26,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, increase | Natural gas price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ (9,000,000)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, decrease | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ (1,000,000)
Sensitivity analysis, decrease | Crude oil price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ (26,000,000)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, decrease | Natural gas price | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ 9,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
United States of America, Dollars | Sensitivity analysis, increase | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount	$ 0.01
United States of America, Dollars | Sensitivity analysis, decrease | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount	0.01
Interest rate swap contract [member] | Sensitivity analysis, increase | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ 61,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Interest rate swap contract [member] | Sensitivity analysis, decrease | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ (61,000,000)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%